As filed with the Securities and Exchange Commission on April 24, 2014

1933 Act Registration No. 333-159992

1940 Act Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 17

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 19

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service of process)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) of Rule 485.
X	On May 6, 2014 pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
75 days after filing pursuant to paragraph (a)(2) of Rule 485.
On (date) pursuant to paragraph (a)(1) of Rule 485.
On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement for Transparent Value Trust (“Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 14. PEA No. 14 was filed pursuant to Rule 485(a) on February 12, 2014, for the purpose of adding an additional series to the Registrant. PEA No. 14 was scheduled to become effective on April 28, 2014. Accordingly, the contents of PEA No. 14, consisting of Part A (the Registrant’s prospectus), Part B (the Registrant’s Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated herein by reference in their entirety as Part A, Part B and Part C, respsectively, to this PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 24th day of April, 2014.

Transparent Value Trust

Armen Arus
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Member of the Board of Trustees	April 24, 2014
Farhan Sharaff

*	Member of the Board of Trustees	April 24, 2014
John Masterson

*	Member of the Board of Trustees	April 24, 2014
Robert J. Casale

*	Member of the Board of Trustees	April 24, 2014
Dennis A. Cullen

	Treasurer	April 24, 2014
Keith D. Kemp

	President	April 24, 2014
Armen Arus

*
Armen Arus

*	Attorney-in-Fact pursuant to powers of attorney filed as Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.